APPENDIX I.    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549


                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO RULE 24F-2


1.    Name and Address of Issuer:

        Manning & Napier Fund, Inc.

2.    Name of each series or class of funds for which this notice is filed:

        Blended Asset Series I Class A, Blended Asset Series II Class A, Flexible Yield Series I Class A, Flexible Yield Series II Class A, Flexible Yield Series III Class A, Maximum Horizon Series Class A, Defensive Series Class A and Tax Managed Series Class A.

3.    Investment Company Act File Number:      811-04087

        Securities Act File Number:             2-92633

4.    Last day of fiscal year for which this notice is filed:

        October 31, 1997

5. Check box if this notice is being filed more than 180 days after the close of issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's
      24f-2 declaration:    [  ]

        Not applicable

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

        Not applicable

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

        Not applicable

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

        Not applicable

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9   Number and aggregate sale price of securities sold during the fiscal year:





                                   # of shares sold  Value of shares
Blended Asset Series I Class A              514,345        5,851,791
Blended Asset Series II Class A           1,218,144       16,655,310
Flexible Yield Series I Class A              53,796          552,351
Flexible Yield Series II Class A             46,530          461,689
Flexible Yield Series III Class A            76,364          754,896
Maximum Horizon Series Class A              604,488        8,008,694
Defensive Series Class A                    166,901        1,715,330
Tax Managed Series Class A                   16,041          239,934
TOTAL                                     2,696,609       34,239,995




 10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:





                                   # of shares sold  Value of shares
Blended Asset Series I Class A              514,345        5,851,791
Blended Asset Series II Class A           1,218,144       16,655,310
Flexible Yield Series I Class A              53,796          552,351
Flexible Yield Series II Class A             46,530          461,689
Flexible Yield Series III Class A            76,364          754,896
Maximum Horizon Series Class A              604,488        8,008,694
Defensive Series Class A                    166,901        1,715,330
Tax Managed Series Class A                   16,041          239,934
TOTAL                                     2,696,609       34,239,995



11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):





                                                             Value of shares
                                   # of shares sold as DRIP  sold as part of DRIP
Blended Asset Series I Class A                       91,051             1,011,493
Blended Asset Series II Class A                     163,874             2,138,523
Flexible Yield Series I Class A                       2,812                28,563
Flexible Yield Series II Class A                      3,696                36,561
Flexible Yield Series III Class A                     6,790                67,166
Maximum Horizon Series Class A                        2,983                38,375
Defensive Series Class A                              4,719                48,362
Tax Managed Series Class A                                0                     0
TOTAL                                               275,925             3,369,043








12. Calculation of Registration Fees

(I) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

34,239,995

(ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

3,369,043

(iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable)

(13,097,586)

(iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2
      (if applicable):

+          0

(v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2[ line (I), plus line (ii), less line
     (iii), plus line (iv)] (if applicable)

24,511,452

(vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):

x     1/3300

(vii)  Fee due [line (I) or line (v) multiplied by line (vii)]:

7,427.71






13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                   [X ]
Date of mailing or wire transfer of filing fees to the Commission's lockbox
depository:   1/2/98

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                                  SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By   /s/Jennifer L. Van Houten
        Jennifer L. Van Houten, Compliance Administrator

Date: January 5,1998